Interest in associates and joint ventures - Reconciliation of BoCom's total shareholders' equity to carrying amount (Details) - USD ($) $ in Millions	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018
Disclosure of associates [line items]
Goodwill and other intangible assets	$ 20,163		$ 24,357
Carrying amount	24,384		22,244
Bank of Communications Co., Limited
Disclosure of associates [line items]
HSBC’s share of total shareholders’ equity		$ 18,509		$ 17,275
Goodwill and other intangible assets		473		479
Carrying amount	$ 18,982	$ 18,982	$ 17,754	$ 17,754